UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 143.98%
Corporate Revenue Bonds – 14.31%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$475,640
Series A-2 6.50% 6/1/47	430,000	429,970
Central Plains Energy Project
Revenue, Nebraska
(Project No. 3) Series A
5.00% 9/1/36	225,000	256,991
Commonwealth Financing
Authority Revenue,
Pennsylvania
(Tobacco Master
Settlement Payment)
4.00% 6/1/39 (AGM)	1,015,000	1,029,301
Florida Development Finance
Corporation Surface
Transportation Facility
Revenue
(Brightline Passenger Rail
Project) 144A 5.625%
1/1/47 (AMT)#●	300,000	309,468
Golden State Tobacco
Securitization, California
Series A-1 5.00% 6/1/47	250,000	241,065
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	685,583
Series A-1 6.50% 11/1/35	255,000	272,156
M-S-R Energy Authority,
California Gas
Series B 6.50% 11/1/39	250,000	337,750
Series C 7.00% 11/1/34	1,000,000	1,394,070
New York City, New York
Industrial Development
Agency
(Brooklyn Navy Yard
Cogeneration Partners,
L.P. Project) 5.75%
10/1/36 (AMT)	500,000	504,820
New York Transportation
Development
(Delta Air Lines, Inc. -
LaGuardia Airport
Terminals C&D
Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	750,563
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	341,093
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	787,583
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	488,865
Tobacco Settlement Financing
Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	135,295
Series B 5.00% 6/1/46	335,000	338,092
TSASC Revenue, New York
(Settlement) Series A
5.00% 6/1/41	60,000	61,994
Valparaiso, Indiana
(Pratt Paper Project) 7.00%
1/1/44 (AMT)	240,000	275,698
		9,115,997
Education Revenue Bonds – 23.39%
Arizona Industrial
Development Authority
Revenue
(American Charter Schools
Foundation Project) 144A
6.00% 7/1/47 #	330,000	346,787
California Educational
Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	557,455
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,043,690

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project) 5.25%
5/1/33	500,000	$531,525
(Washington University)
Series B 5.00% 11/15/30	600,000	649,020
Illinois Finance Authority
Revenue
(CHF - Chicago, L.L.C. -
University Of Illinois at
Chicago Project) Series A
5.00% 2/15/50	460,000	485,332
(Chicago International
Charter School Project)
5.00% 12/1/47	535,000	551,269
Kent County, Delaware
Student Housing and
Dining Facilities Revenue
(CHF-Dover, L.L.C. -
Delaware State University
Project) Series A 5.00%
7/1/53	115,000	121,040
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties) Series A 5.00%
7/1/56	500,000	536,115
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	702,156
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project) 5.00%
10/1/48	285,000	298,572
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University) 5.25%
4/1/30	550,000	564,503
New Hope, Texas Cultural
Education Facilities
(Chief-Collegiate Housing-
Tarleton St.) 5.00%
4/1/34	1,000,000	1,043,940
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art) 5.00%
7/1/31	500,000	526,770
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	634,812
Pennsylvania State University
Series A 5.00% 9/1/47	1,000,000	1,144,130
Philadelphia, Pennsylvania
Authority for Industrial
Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	411,695
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,063,360
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	455,640
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	140,320
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	553,034
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	624,750
University of California
Series AI 5.00% 5/15/32	1,000,000	1,114,620
Series AZ 5.25% 5/15/58	465,000	535,103
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	262,095
		14,897,733

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(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.67%
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	355,000	$390,951
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	272,580
Series B 5.00% 9/1/46	130,000	144,290
Long Island Power Authority,
New York Electric System
Revenue
5.00% 9/1/47	305,000	340,606
Philadelphia, Pennsylvania
Gas Works Revenue
(1998 General Ordinance
Fifteenth Series) 5.00%
8/1/47	500,000	548,545
		1,696,972
Healthcare Revenue Bonds – 29.66%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	541,560
Allegheny County Hospital,
Pennsylvania Development
Authority
(Allegheny Health Network
Obligated Group Issue)
Series A 4.00% 4/1/44	300,000	289,341
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	506,300
Berks County Industrial
Development Authority
Revenue
(Tower Health Project)
5.00% 11/1/50	1,000,000	1,076,790
California Health Facilities
Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	400,000	513,516
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	796,039
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	350,524
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist) 8.00%
8/1/43	330,000	369,349
Cuyahoga County, Ohio
Hospital Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,074,350
Idaho Health Facilities
Authority Revenue
(St. Luke’s Health System
Project) Series A 5.00%
3/1/33	1,250,000	1,424,513
Kalispell, Montana
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	720,482
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	509,015
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	319,914
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	509,440
Maryland Health & Higher
Educational Facilities
Authority
(University Of Maryland
Medical System Issue)
Series D 4.00% 7/1/48	255,000	258,272
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children’s
Hospital Project) 5.00%
8/1/47	200,000	217,576

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	$1,085,920
Montgomery County Higher
Education & Health
Authority Revenue
(Thomas Jefferson
University) 4.00% 9/1/49	750,000	754,155
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation) 6.125%
7/1/50	750,000	789,083
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	55,927
Series A1 5.00% 7/1/46	135,000	146,120
Series A1 5.00% 7/1/51	135,000	145,662
Series B 4.25% 7/1/36	80,000	81,025
Series B 4.75% 7/1/51	160,000	164,365
Series B 5.00% 7/1/46	135,000	141,264
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	319,395
New York State Dormitory
Authority
(Orange Regional Medical
Center) 144A 5.00%
12/1/35 #	500,000	547,735
Oklahoma Development
Finance Authority Revenue
(OU Medicine Project)
Series B 5.50% 8/15/57	215,000	235,846
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	414,872
5.00% 6/1/36	250,000	257,947
5.125% 6/1/42	750,000	772,493
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	560,265
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	22,395
7.50% 6/1/49	105,000	118,224
Palomar Health, California
5.00% 11/1/39	130,000	139,469
Tarrant County, Texas Cultural
Education Facilities Finance
(Buckner Senior Living -
Ventana Project) 6.75%
11/15/47	250,000	272,283
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	526,460
Wisconsin Health &
Educational Facilities
Authority
(Covenant Communities,
Inc. Project)
Series A1 4.00% 7/1/48	95,000	88,756
Series B 5.00% 7/1/53	1,000,000	985,440
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A 5.00%
8/1/28	720,000	783,396
		18,885,478
Lease Revenue Bonds – 7.89%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,077,410
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	147,060
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	1,000,000	1,086,620
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,097,820

4 NQ- OV9 [12/18] 2/19 (738453)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation
Trust Fund Authority
(Federal Highway
Reimbursement Revenue
Refunding Notes) Series A
5.00% 6/15/29	1,000,000	$1,111,460
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 144A 5.75%
10/1/31 #	500,000	505,645
		5,026,015
Local General Obligation Bonds – 3.69%
Chicago Board of Education,
Illinois
5.00% 4/1/42	205,000	217,343
5.00% 4/1/46	210,000	222,041
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	238,160
Series C 5.00% 1/1/38	500,000	515,160
District of Columbia
Series A 5.00% 6/1/37	1,000,000	1,148,480
New York, New York
Series I-1 5.375% 4/1/36	10,000	10,084
		2,351,268
Pre-Refunded/Escrowed to Maturity Bonds – 17.80%
Atlanta, Georgia Water &
Wastewater Revenue
Series A 6.25%
11/1/39-19§	300,000	311,088
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45-20§	260,000	275,067
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	984,020
6.50% 7/15/30-20§	300,000	314,781
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project) 7.125%
7/1/29-19§	300,000	307,950
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45-20§	400,000	426,500
California State
6.00% 4/1/38-19§	35,000	35,390
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	625,000
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00%
1/1/41-21§	520,000	560,680
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40-20§	300,000	316,158
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers) 7.00%
8/15/44-19§	950,000	979,659
JEA Electric System Revenue,
Florida
Series A 5.00%
10/1/33-23§	645,000	730,585
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19§	300,000	312,510
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50%
5/15/37-21§	105,000	116,097
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A 5.75%
6/1/35-20§	255,000	269,078
Metropolitan Transportation
Authority Revenue,
New York
Series A 5.00%
11/15/41-21§	190,000	207,299
(Unrefunded) Series A
5.00% 11/15/41-21§	310,000	338,225

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project) 5.50%
10/1/41-21§	495,000	$543,396
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41-22§	500,000	543,690
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center) 6.00%
8/1/38-19§	300,000	307,239
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875%
6/1/42-20§	450,000	475,623
New Jersey Turnpike Authority
Series A 5.00% 1/1/27-22§	475,000	525,407
Series A 5.00% 1/1/27-22§	25,000	27,653
New York City, New York
Water & Sewer System
Revenue
5.00% 6/15/47-23§	160,000	181,579
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39-19§	300,000	300,000
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30-20#§	100,000	105,820
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80%
7/1/30-20§	400,000	422,392
Pennsylvania Turnpike
Commission Subordinate
(Motor License Fund)
Series B 5.00%
12/1/41-21§	260,000	282,948
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	511,565
		11,337,399
Special Tax Revenue Bonds – 10.87%
Allentown, Pennsylvania
Neighborhood
Improvement Zone
Development Authority
Revenue
(City Center Project) 144A
5.375% 5/1/42 #	175,000	175,686
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	853,867
Guam Government Business
Privilege Tax Revenue
Series B-1 5.00% 1/1/42	540,000	550,363
Kansas City, Missouri
Redevelopment Authority
Revenue
(Convention Centre Hotel
Project - TIF Financing)
Series B 144A 5.00%
2/1/40 #	135,000	137,715
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	252,178
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	553,956
New Jersey Economic
Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	211,734
5.00% 6/15/29	800,000	845,600
(School Facilities
Construction) Series AA
5.50% 12/15/29	295,000	299,183
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,102,830

6 NQ- OV9 [12/18] 2/19 (738453)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project) 7.00%
7/1/32	205,000	$229,087
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	380,000	427,975
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	508,835
Sales Tax Securitization,
Illinois
Series A 5.00% 1/1/40	500,000	542,970
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax - Vacation Village
Project A) Series A 5.75%
9/1/32	220,000	232,164
		6,924,143
State General Obligation Bonds – 6.23%
California State
5.25% 11/1/40	320,000	337,146
(Unrefunded-Various
Purpose) 6.00% 4/1/38	70,000	70,678
(Various Purposes)
5.00% 10/1/41	440,000	472,014
5.00% 11/1/47	1,000,000	1,142,390
Illinois State
5.00% 5/1/36	90,000	92,277
5.00% 11/1/36	1,170,000	1,212,857
5.00% 2/1/39	160,000	163,008
Series A 5.00% 4/1/38	170,000	172,977
New York State
Series A 5.00% 2/15/39	300,000	301,089
		3,964,436
Transportation Revenue Bonds – 24.52%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	474,015
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,124,690
California Municipal Finance
Authority Mobile Home
Park Revenue
(LINXS APM Project)
5.00% 12/31/47 (AMT)	615,000	668,745
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,091,980
Harris County, Texas Toll Road
Authority Revenue
(Senior Lien) Series A
4.00% 8/15/48	500,000	508,785
New Jersey Turnpike Authority
Series B 5.00% 1/1/40	250,000	283,257
New Orleans, Louisiana
Aviation Board
Series B 5.00% 1/1/45
(AMT)	1,000,000	1,073,210
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	536,065
New York Transportation
Development
(La Guardia Airport)
Series A 5.25% 1/1/50
(AMT)	700,000	744,548
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	534,210
Series A-1 5.00% 12/1/47	210,000	231,563
(Motor License Fund)
Series B 5.00% 12/1/41	240,000	252,046
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	970,218
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	244,704
6.50% 12/1/28	500,000	524,530

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	$703,644
South Jersey Port, New Jersey
(Subordinated Marine
Terminal Revenue)
Series A 5.00% 1/1/49	85,000	92,305
Series B 5.00% 1/1/42
(AMT)	85,000	90,970
Series B 5.00% 1/1/48
(AMT)	195,000	207,638
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,074,820
Series A-1 6.625% 7/1/34	325,000	332,114
Texas Private Activity Bond
Surface Transportation
(Senior Lien - Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	116,722
5.00% 12/31/45 (AMT)	110,000	116,241
5.00% 12/31/50 (AMT)	160,000	168,581
5.00% 12/31/55 (AMT)	160,000	168,083
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	302,798
7.50% 6/30/33	665,000	712,574
(Mobility Partners) 7.50%
12/31/31	500,000	524,555
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	257,121
6.875% 12/31/39	1,000,000	1,040,690
7.00% 12/31/38 (AMT)	165,000	191,088
Virginia Small Business
Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	235,000	249,864
		15,612,374
Water & Sewer Revenue Bonds – 2.95%
New York City, New York
Water & Sewer System
Revenue
(Unrefunded Balance)
5.00% 6/15/47	185,000	201,026
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	545,805
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,131,950
		1,878,781
Total Municipal Bonds
(cost $88,411,546)		91,690,596

Short-Term Investments – 0.94%
Variable Rate Demand Notes – 0.94%¤
Massachusetts Health &
Educational Facilities
Authority Revenue
Series N-2 (Tufts University)
1.30% 8/15/34 (SPA -
Wells Fargo Bank N.A.)	400,000	400,000
Mississippi Business Finance
Corporation Revenue
Series C (Chevron USA)
1.54% 12/1/30	200,000	200,000
Total Short-Term
Investments
(cost $600,000)		600,000

Total Value of Securities – 144.92%
(cost $89,011,546)		$92,290,596
Liquidation Value of
Preferred
Stock – (47.11%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.19%		1,392,274
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$63,682,870
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2018, the aggregate value of Rule 144A securities was $3,352,870, which represents 5.26% of the Fund’s net assets.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2018.

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§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Dec. 31, 2018. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M,etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities,are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes.

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Notes

Delaware Investments® National Municipal Income Fund
December 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Investments National Municipal Income Fund (Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$91,690,596
Short-Term Investments	600,000
Total Value of Securities	$92,290,596

During the period ended Dec. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended December 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition no other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: